Financial instruments - Fair values and risk management - Aging of trade and other receivables (Details) - Credit risk - Loans and receivables - Trade and other receivables - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 235,883	$ 307,111
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	172,334	266,613
Past due 0-30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,247	12,060
Past due 31-365 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45,779	26,781
More than one year
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,523	$ 1,656